Average Annual Total Returns - FidelityAdvisorSeriesEquityGrowthFund-PRO - FidelityAdvisorSeriesEquityGrowthFund-PRO - Fidelity Advisor Series Equity Growth Fund	Jan. 28, 2023
Fidelity Advisor Series Equity Growth Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(23.63%)
Past 5 years	13.15%
Since Inception	13.08%
Fidelity Advisor Series Equity Growth Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(24.67%)
Past 5 years	9.38%
Since Inception	10.34%
Fidelity Advisor Series Equity Growth Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(13.37%)
Past 5 years	10.21%
Since Inception	10.43%
RS007
Average Annual Return:
Past 1 year	(28.97%)
Past 5 years	10.45%
Since Inception	11.64%	[1]

[1]	A From June 6, 2014